Retirement plans liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Beginning balance	R$ 56,409,075	R$ 45,733,815
Decrease (increase) in net defined benefit liability (asset) resulting from contributions to plan	4,998,049	3,333,361
Increase (decrease) in net defined benefit liability (asset) resulting from other changes	3,830,602	5,562,491
Decrease (increase) in net defined benefit liability (asset) resulting from payments in respect of settlements	(3,964,150)	(3,847,214)
Claims paid	0	(210)
Increase (decrease) in other provisions	(151,140)	(9,185)
Monetary correction and interest income	(4,799,671)	(5,617,647)
Ending balance	R$ 66,224,387	R$ 56,409,075